Earnings/(Loss) per Share - Schedule of Earnings/(Loss) Attributable to Owners of Company (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Income/(loss) for the year, attributable to the owners of the Group, basic	$ (65,697)	$ (50,354)	$ (60,558)
Income/(loss) for the year, attributable to the owners of the Group, dilutive	$ (65,697)	$ (50,354)	$ (60,558)